Shareowners' Equity (Other - Parenthetical) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred Stock, Shares Issued		50,000	50,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Proceeds From Issuance Of Preferred Stock		$ 0	$ 990,000,000	$ 3,960,000,000
Dividends Preferred Stock		322,000,000	298,000,000	123,000,000
Restricted net assets of our financial services consolidated affiliates		23,300,000,000
Total of aggregate statutory capital and surplus of the insurance activities		2,200,000,000	2,400,000,000	1,600,000,000
Parent [Member]
Quarterly dividend paid		2,000,000,000	1,930,000,000	1,926,000,000
Special Dividend Paid By Finance Subsidiary To Parent		1,000,000,000	4,055,000,000	1,000,000,000
Synchrony Financial [Member]
Amount Paid In Excess Of Carrying Value Recorded As Basis Increase		440,000,000
Noncumulative Preferred Stock Member
Preferred Stock, Shares Issued	10,000			40,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01			$ 0.01
Proceeds From Issuance Of Preferred Stock	990,000,000			3,960,000,000
Dividends Preferred Stock		$ 322,000,000	$ 298,000,000	$ 123,000,000
Restricted Investments Percent Of Net Assets		300.00%
Noncumulative Preferred Stock Member | June 15, 2022 [Member]
Preferred Stock, Shares Issued				22,500
Noncumulative Preferred Stock Member | December 15, 2022 [Member]
Preferred Stock, Shares Issued				17,500
SE10,000 non-cumulative perpetual preferred stock [Member]
Preferred Stock, Shares Issued	10,000
SE10,000 non-cumulative perpetual preferred stock [Member] | June 15, 2023 [Member]
Initial Fixed Interest Rate Of Preferred Stock	5.25%
Percentage Points Over Three Month LIBOR	2.967%
SE22,500 non-cumulative perpetual preferred stock shares [Member] | June 15, 2022 [Member]
Initial Fixed Interest Rate Of Preferred Stock				7.125%
Percentage Points Over Three Month LIBOR				5.296%
SE17,500 non-cumulative perpetual preferred stock shares [Member] | December 15, 2022 [Member]
Initial Fixed Interest Rate Of Preferred Stock				6.25%
Percentage Points Over Three Month LIBOR				4.704%